Subsequent Events	12 Months Ended
Dec. 31, 2012
Subsequent Events [Abstract]
Subsequent Events

Note 12 – Subsequent Events

On February 4, 2013, the Company issued a senior secured note to Lambda Investors LLC in the principal amount of $1.3 million.  The note bears interest at the rate of 12% per annum and matures on August 4, 2013, at which time all principal and accrued interest will be due.  However, the Company has agreed to prepay amounts due under the note with the cash proceeds from (a) a rights offering and an offering of a discounted exercise price to public warrantholders, each as further described in the note, (b) any other equity or debt financing, or (c) the issuance or incurrence of any other indebtedness or the sale of any assets outside the ordinary course of business, in each case prior to the maturity date.  If the Company does not pay principal and interest under the note when due, the interest rate increases to 16% per annum.  The Company may prepay the note without penalty at any time. The note is secured by a first priority lien on all of the Company's property, including our intellectual property.  As long as indebtedness remains outstanding under the note, the Company will be subject to certain covenants which, among other things, restrict the Company's ability to merge with another company, sell a material amount of its assets, incur any additional indebtedness, repay any existing indebtedness, or declare or pay any dividends in cash, property or securities.  In connection with the note, the Company has agreed to pay Lambda Investors an 8%, or $104,000, sourcing/transaction fee.  In addition, the Company will pay Lambda Investors' legal fees and other expenses incurred in connection with the note in the amount of $50,000 as well as Lambda Investors' legal fees and other expenses incurred in connection with the rights offering in the amount of $50,000.  Those payments will be paid upon the completion of the rights offering or, if earlier, upon the maturity of the note. As additional consideration, the Company agreed to extend by one year the expiration date of all of Lambda's outstanding warrants to March 2017.  In addition, the Company has undertaken to conduct a $3 million rights offering of common stock.  The Company expects the offering price will be $0.60 per share. All of the Company's stockholders and warrantholders will be eligible to participate in the offering on a pro rata basis based upon their proportionate ownership of the company's common stock on a fully-diluted basis. Subject to the satisfaction of certain conditions including compliance with all obligations under the note, security agreement and the other transaction documents relating to the note and no material adverse change having occurred with respect to the business, assets, and financial condition of the Company, Lambda Investors has advised the Company that it intends to exercise its basic subscription privilege in full and to purchase any shares of common stock that are not subscribed for by other stockholders in the rights offering, if any. During the period when the rights offering is open, the Company expects to offer to public warrantholders of the Company holding the warrants issued at the close of the March 2011 rights offering a one-time right, at their option, to exercise such warrants for an exercise price of $0.30 per share discounted from $0.40 per share. The Company expects to commence the offering in March 2013 following the filing of its Annual Report on Form 10-K. In connection with the offering, the Company will file a registration statement on Form S-1, as may be amended, with the Securities and Exchange Commission.

On February 4, 2013, €600,000 was paid to Medica per the terms of the license and supply agreement described in Note 10 of these consolidated financial statements.  Both parties agreed  that the remaining €400,000 will be paid in June 2013.